Derivative Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 02, 2013 Person	Mar. 03, 2012 Person	Feb. 26, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of cash and cash equivalents denominated in foreign currencies	19.00%	38.00%
Percentage of accounts receivable denominated in foreign currencies	29.00%	30.00%
Percentage of accrued liabilities denominated in foreign currencies	5.00%	11.00%
Credit exposure to that counterparty	$ 0
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instruments with net unrealized gains	29.00%	30.00%	59.00%
Unsettled foreign exchange derivative instruments	35,000,000	40,000,000
Derivative credit risk exposure of notional value	1,800,000,000	1,600,000,000
Received collateral from counterparties	5,000,000
Number of issuers represented for more than threshold limit of cash, cash equivalents and investments	0	0
Percentage of cash, cash equivalents and investments threshold used to determine major issuer	22.00%	9.00%
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain losses on forward contracts before tax	29,000,000	14,000,000
Minimum [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2013
Maximum [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	September 2013
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective	8,000,000	2,000,000
Net unrealized gain losses on forward contracts before tax	8,000,000
Net unrealized gain on forward contracts before tax		51,000,000
Net unrealized losses on forward contracts reclassified to income	$ 8,000,000
Cash Flow Hedging [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2013
Cash Flow Hedging [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	February 2014